STOCK OPTIONS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
STOCK OPTIONS

NOTE 5 – STOCK OPTIONS

The following is a summary of stock option activity for the six months ended June 30, 2011:

Outstanding at January 1, 2011	528,000
Granted and Issued	6,000
Exercised	-
Forfeited/expired/cancelled	-
Outstanding at June 30, 2011	534,000
Exercisable at June 30, 2011	442,000

Stock options outstanding at June 30, 2011 (all non-qualified) consist of:

Year	Number	Number	Exercise	Expiration
Granted	Outstanding	Exercisable	Price	Date
2001	150,000	150,000	$1.25	August 31, 2011
2005	40,000	40,000	$4.10	December 31, 2011
2007	160,000	160,000	$1.25	March 31, 2017
2007	12,000	12,000	$4.50	October 29, 2012
2008	6,000	6,000	$4.00	December 31, 2012
2008(A)	150,000	60,000	$2.60	September 23, 2018
2008(B)	6,000	4,000	$2.60	September 23, 2013
2010	4,000	4,000	$0.51	June 30, 2015
2011	6,000	6,000	$0.85	May 16, 2016
Totals	534,000	442,000

(A)	The 90,000 unvested options relating to the 2008 grant are scheduled to vest 30,000 on each September 24, 2011, 2012 and 2013.

(B)	The 2,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2011.

As of June 30, 2011, there was $174,762 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $46,249 in 2011, $75,447 in 2012 and $53,066 in 2013.